Income Taxes (Recognition of Deferred Income Tax Asset) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Future taxable income to realize deferred income tax assets	$ 1,800
Unrecognized deferred income tax asset on unrealized foreign exchange loss recorded in AOCI	217	$ 269
Gross unrecognized tax benefits	74	74	$ 61	$ 27
Net unrecognized tax benefits at end of year	69	69	54
Unrecognized tax benefits that would impact effective tax rate	18
Approximate amount of unrecognized tax benefits that may be recognised over the next 12 months as a result of settlements and a lapse of the applicable statute of limitations	4
Recognized accrued interest and penalties	3	3	$ 2
Accrued interest and penalties	$ 10	$ 7